Commitments and Contingencies - Summary of Financial Instruments Outstanding (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments to extend credit	$ 642,162	$ 342,305
Unfunded commitments under lines of credit	6,883,963	6,060,034
Commercial and standby letters of credit	240,436	210,002
Reserve for unfunded lending commitments	$ 14,830	$ 13,208	$ 11,241	$ 14,145